Acquisition - Schedule of Identifiable Assets and Liabilities (Details) (10-K)	Dec. 31, 2018 USD ($)
Business Combinations [Abstract]
Cash	$ 6,280
Accounts payable	(26,098)
Accrued expenses	(17,932)
Net liabilities assumed	$ (37,750)